OTHER INCOME (EXPENSE) - NET	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Nonoperating Income and Expense [Text Block]

13. OTHER INCOME (EXPENSE) — NET

Other income (expense)-net for the three and six months ended June 30, 2015 and 2014 consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Foreign exchange gain (loss)	45,547	19,288	77,020	$(183,976)
Other	11,666	(1,557)	26,339	1,822
Other income (expense) – net	$57,213	$17,731	$103,359	$(182,154)
Foreign currency transaction gains (losses) result from transactions related to the intercompany receivable for which transaction adjustments are recorded in the condensed consolidated statements of operations as they are not deemed to be permanently reinvested. An increase in the exchange rate of Pakistan rupees per U.S. dollar by 1% from December 31, 2014 to June 30, 2015 caused a foreign exchange gain of $45,547 and $77,020 for the three months and six months ended June 30, 2015, respectively. A decline in the exchange rate of Pakistan rupees per U.S. dollar by 6% from December 31, 2013 to June 30, 2014, caused a foreign exchange gain of $19,288 and exchange loss of $183,976 for the three months and six months ended June 30, 2014, respectively.

16. OTHER INCOME (EXPENSE) — NET

Other (expense) income net for the years ended December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
Foreign exchange (loss) gain	$(122,163)	$199,919
Other	(12,552)	30,227
Other (expense) income – net	$(134,715)	$230,146
Foreign currency transaction gains (losses) result from transactions related to the intercompany receivable for which transaction adjustments are recorded in the consolidated statements of operations as they are not deemed to be permanently reinvested. A decline in the exchange rate by approximately 5% from December 31, 2013 to December 31, 2014 caused a foreign exchange loss of $122,163 for the year ended December 31, 2014. An increase in the exchange rate of Pakistan rupees per U.S. dollar by 9% from December 31, 2012 to December 31, 2013, caused a foreign exchange gain of $199,919.